Trade and other receivables and deferred expenses (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of trade and other receivables

	2023	2022
Current
Trade receivables, net of loss allowance	$4,058,007	$41,691,913
Deposits, prepayments and other receivables
- deposits	887,262	1,119,968
- prepayments	3,298,558	4,965,101
- other receivables	1,099,028	804,045
	5,284,848	6,889,114
Deferred expenses (note)	8,312,890	4,577,255
	17,655,745	53,158,282
Non-current
Deferred expenses (note)	3,530,756	6,307,834
	$21,186,501	$59,466,116
Note:    Deferred expenses represent the advanced bonus payment to a director and certain employees for retention purpose under various arrangements. These balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by the director and those employees in exchange for employee benefits. The amounts expected to be amortized within one year are recognized under current assets.